OPERATING SEGMENTS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) segment	Dec. 31, 2023 CAD ($)
Operating Segments [Abstract]
Number of operating segments | segment	3
Disclosure of operating segments [line items]
Revenue	$ 7,384	$ 6,331	[1]
Wages and salaries	576	486
Operating expenses
Disclosure of operating segments [line items]
Wages and salaries	329	243
General and administrative expense
Disclosure of operating segments [line items]
Wages and salaries	247	243
Pipelines
Disclosure of operating segments [line items]
Revenue	3,185	2,542
Marketing & New Ventures
Disclosure of operating segments [line items]
Revenue	$ 3,796	$ 3,293

[1]	(1) Comparative 2023 period has been adjusted. See Note 4 Changes in Accounting Policies